SIGNIFICANT RISK (Details Narrative)		6 Months Ended		12 Months Ended
	Oct. 27, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Oct. 01, 2024 HKD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash deposit		$ 245,051		$ 366,446		$ 1,921,687	$ 2,852,163
Bank deposit							500,000	$ 500,000	$ 800,000
Cash and due from banks		$ 16,804		$ 94,319		$ 131,775	$ 734,116	$ 734,116
Total cost of revenue percentage		10.00%	10.00%	10.00%	10.00%
Percentage of accounts payable		10.00%		10.00%	10.00%	10.00%	10.00%	10.00%
Payments of loan costs	$ 1,410,000
Convertible Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments of loan costs	$ 702,000